UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21720

              Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

              450 Wireless Boulevard, Hauppauge, NY              11788

(Address of principal executive offices)               (Zip code)

              Emile Molineaux

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631-470-2616

Date of fiscal year end:  4/30

Date of reporting period:1/31/06

Item 1.  Schedule of Investments.

The Rational Investor Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			January 31, 2006

% of Portfolio	Description	Shares	Value
117.57%	COMMON STOCK
1.53%	Airlines
	Jetblue Airways Corp*	1,170	$ 15,257
2.42%	Aluminum
	Alcoa Inc	765	24,098
2.95%	Apparel Manufacturers
	Columbia Sportswear Co*	325	16,786
	Quiksilver Inc*	900	12,618
			29,404
3.64%	Automotive
	Ford Motor Co	2,155	18,490
	Navistar International*	655	17,816
			36,306
0.51%	Auto/Truck Parts & Equipment
	Lear Corp	200	5,070
2.05%	Capacitors
	Kemet Corp*	2,230	20,471
5.65%	Chemicals
	Du Pont (E.I.) De Nemours	460	18,009
	Eastman Chemical Company	270	13,017
	Olin Corp	550	11,275
	OM Group Inc*	650	13,982
			56,283
0.90%	Computers
	Sun Microsystems Inc*	2,000	9,000
1.90%	Diversified Manufacturing Operations
	3M Co	260	18,915
7.38%	Electronic Components - Miscellaneous
	AU Optronics Corp-ADR	1,545	23,623
	Benchmark Electronics Inc*	300	10,959
	Flextronics Intl Ltd*	900	9,414
	OSI Systems Inc*	600	13,176
	Vishay Intertechnology Inc*	1,035	16,384
			73,556
3.46%	Electronic Components - Semiconductors
	ESS Technology*	3,300	13,200
	Integrated Silicon Solution*	1,500	9,885
	Intl Rectifier Corp*	315	11,457
			34,542
0.49%	E-Marketing/Info
	Aptimus Inc*	700	4,921
6.14%	Finance-Investment Banking
	Citigroup Inc	445	20,728
	JPMorgan Chase & Co	430	17,093
	Morgan Stanley	380	23,351
			61,172
2.23%	Footwear & Related Apparel
	Deckers Outdoor Corp*	695	22,191
3.27%	Index Fund-Small Cap
	Ishares Russell 2000	450	32,558
0.87%	Internet Infrastructure Software
	Imergent Inc*	1,600	8,720
3.41%	Internet Security
	RSA Security Inc*	1,240	19,059
	Symantec Corp*	815	14,980
			34,039
1.13%	Machinery-Print Trade
	Zebra Technologies Corp-Cl A*	250	11,258
1.63%	Medical Instruments
	Boston Scientific Corp*	745	16,293
1.52%	Medical Products
	Biomet Inc	400	15,124
1.19%	Medical-Biomedical/Gene
	Geron Corp*	1,550	11,889
7.43%	Medical-Drugs
	Bristol-Myers Squibb Co	680	15,497
	Elan Corp PLC -SP-ADR*	1,605	25,536
	Merck & Co. Inc.	660	22,770
	Pfizer Inc	400	10,272
			74,075
1.48%	Multi-line Insurance
	American International Group	225	14,729
2.41%	Multimedia
	Walt Disney Co.	950	24,045
1.44%	Oil Field Machinery & Equipment
	Maverick Tube Corp*	300	14,355
0.62%	Oil Refining & Marketing
	Tesoro Corp	85	6,160
1.40%	Paper & Related Products
	Pope & Talbot Inc	1,700	13,940
1.77%	Poultry
	Sanderson Farms Inc	630	17,640
1.51%	Radio
	Sirius Satellite Radio Inc*	2,650	15,026
3.05%	Retail-Apparel/Shoe
	American Eagle Outfitters	710	19,156
	The Finish Line-Cl A	625	11,219
			30,375
1.04%	Retail-Discount
	Family Dollar Stores	435	10,418
2.08%	Retail-Restaurants
	Caribou Coffee Co Inc*	950	8,256
	CKE Restaurants Inc	800	12,520
			20,776
1.10%	Rubber/Plastic Products
	PW Eagle Inc	530	10,971
1.70%	Semicon Components-Intergrated Circuits
	Integrated Device Tech Inc*	1,220	16,946
14.56%	Semiconductor Equipment
	ADE Corp*	455	14,801
	Applied Materials Inc	850	16,193
	Brooks Automation Inc*	950	16,017
	Credence Systems Corp*	2,050	17,938
	Intel Corp	425	9,040
	Mattson Technology Inc*	1,200	15,600
	Nanometrics Inc*	1,515	22,574
	Omnivision Technologies	780	19,679
	Portalplayer Inc	450	13,271
			145,111
2.09%	Software
	Microsoft Corp	740	20,831
3.98%	Steel-Producers
	AK Steel Holding Corp*	2,410	27,739
	United States Steel Corp	200	11,950
			39,689
1.00%	Super-Regional Banks-US
	Bank of America Corp	225	9,952
3.56%	Telecommunication Equip
	Applied Signal Technology	650	15,061
	Ditech Communications Corp	550	5,011
	Nortel Networks Corp	5,150	15,450
			35,521
3.71%	Telephone-Integrated
	AT&T Inc	835	21,668
	Verizon Communications Inc	485	15,355
			37,023
1.02%	Transport-Marine
	OMI Corp	580	10,184
3.22%	Transport-Truck
	Hunt (Jb) Transprt Svcs Inc	450	10,710
	YRC Worldwide Inc	430	21,431
			32,141
1.82%	Travel Services
	Sabre Holdings Corp-Cl A	740	18,130
1.30%	Web Portals/ISP
	Google Inc-Cl A	30	12,998

117.57%	Total Value of Investments:		$ 1,172,098
	(Total Cost: $1,055,144)

-17.57%	Other Assets Less Liabilities:		$ (175,130)

100.00%	Total Net Assets:		$ 996,968

ADR - American Depositary Receipts
* Non-income producing securities.

At January 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 144,023
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(27,069)
Net unrealized appreciation			$ 116,954

Security Valuation and Transactions – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Michael J. Wagner

       Michael J. Wagner, President

Date  3/30/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Michael J. Wagner

        Michael J. Wagner, President

Date  3/30/2006

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date  3/30/2006